Employee Benefit Plans (Tables)	6 Months Ended
Sep. 30, 2012
Net periodic benefit cost of defined benefit plans

	Millions of yen
	Six months ended September 30
	2011	2012
Service cost	¥4,001	¥4,608
Interest cost	2,162	2,148
Expected return on plan assets	(1,566)	(2,043)
Amortization of net actuarial losses	1,579	1,738
Amortization of prior service cost	(573)	(771)

Net periodic benefit cost	¥5,603	¥5,680

	Millions of yen
	Three months ended September 30
	2011	2012
Service cost	¥2,011	¥2,396
Interest cost	1,081	1,074
Expected return on plan assets	(783)	(1,022)
Amortization of net actuarial losses	790	869
Amortization of prior service cost	(286)	(384)

Net periodic benefit cost	¥2,813	¥2,933